Significant accounting policies - New Accounting Pronouncements (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets	$ 46,108		$ 44,441	$ 43,458
Total liabilities	32,128		29,907
Cumulative effect of changes in accounting principles		$ 0		(201)
Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of changes in accounting principles		36	36	(192)
Accumulated Other Comprehensive Income [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of changes in accounting principles	$ (36)	(36)	$ (36)	$ (9)
Accounting Standards Update 2016-02 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets		1,344
Total liabilities		1,360
Assets held for sale		148
Liabilities held for sale		$ 153